UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2014

Item 1. Schedule of Investments.

PMC Core Fixed Income Fund
Schedule of Investments
May 31, 2014 (Unaudited)
	Principal
	Amount	Value
Asset Backed Securities - 9.84%
Accredited Mortgage Loan Trust
2005-3, 0.600%, 09/25/2035	$148,000	$144,220
Aegis Asset Backed Securities Trust
2005-1, 0.700%, 03/25/2035	170,000	152,746
American Credit Acceptance Receivables Trust
A, 1.890%, 07/15/2016 (a)	16,128	16,172
A, 1.640%, 11/15/2016 (a)	30,450	30,519
A, 1.450%, 04/16/2018 (a)	57,234	57,476
American Express Credit Account Master Trust
A, 0.571%, 02/16/2021	500,000	501,891
AmeriCredit Automobile Receivables Trust
C, 2.150%, 03/09/2020	190,000	191,054
AmeriCredit Automobile Receivables Trust
B, 1.120%, 11/08/2017	90,000	90,387
B, 1.310%, 11/08/2017	60,000	60,422
C, 2.290%, 11/08/2019	260,000	263,402
Ameriquest Asset-Backed Pass-Through Certificate
2004-R2, 0.840%, 04/25/2034	246,549	241,687
Ameriquest Mortgage Securities Inc.
2003-10, 0.910%, 12/25/2033	206,956	200,517
Carfinance Capital Auto Trust
A, 1.750%, 11/15/2017 (a)	41,215	41,361
Carrington Mortgage Loan Trust
2005-OPT2, 0.800%, 05/25/2035	100,000	85,990
2006-RFC1, 0.300%, 06/25/2035	281,066	262,873
2005-NC3, 0.610%, 06/25/2035	310,000	285,477
2005-NC5, 0.630%, 10/25/2035	280,000	245,699
Cementos Pacasmayo SAA
2005-D, 0.630%, 10/25/2035	175,000	150,003
Centex Home Equity Loan Trust
2004-A, 0.750%, 01/25/2034	312,881	289,403
Chase Issuance Trust
2014-5A, 0.522%, 04/15/2021	635,000	636,006
Citigroup Mortgage Loan Trust, Inc.
M-3, 0.630%, 05/25/2035	325,000	277,448
M-1, 0.900%, 06/25/2035 (a)	114,000	110,517
CLI Funding V LLC
2013-1, 2.830%, 03/20/2028 (a)	176,667	175,445
2013-2, 3.220%, 06/18/2028 (a)	211,735	213,059
Credit Suisse Mortgage Trust
1.450%, 07/15/2019	100,000	100,000
Cronos Containers Program Ltd.
2012-2, 3.810%, 09/18/2027 (a)	208,333	210,919
DT Auto Owner Trust
2014-2, 2.460%, 01/15/2020 (a)	180,000	180,414
EquiFirst Mortgage Loan Trust
2003-2, 1.276%, 09/25/2033	304,954	299,821
Exeter Automobile Receivables Trust
2014-1, 1.290%, 05/15/2018 (a)	143,830	144,186
2014-2, 1.060%, 08/15/2018 (a)	35,000	35,002
Fieldstone Mortgage Investment Trust
2005-1, 1.275%, 03/25/2035	200,000	178,676
2005-2, 0.885%, 12/25/2035	200,000	148,270
First Franklin Mortgage Loan Trust
2005-FF1, 0.885%, 12/25/2034	248,776	235,043
M-5, 1.725%, 01/25/2035	95,000	90,611
Flagship Credit Auto Trust
2013-1, 1.320%, 04/16/2018 (a)	183,469	183,855
2013-2, 1.940%, 01/15/2019 (a)	112,918	113,391
2014-1, 2.550%, 02/18/2020 (a)	65,000	65,302
GE Capital Credit Card Master Note Trust
2012-7, 1.760%, 09/15/2022	280,000	273,556
Global Container Assets Ltd.
A-1, 2.200%, 12/05/2028 (a)	236,343	238,768
Global SC Finance II SRL
2013-1, 2.980%, 04/17/2028 (a)	459,208	458,171
Hertz Fleet Lease Funding LP
2013-3, 0.700%, 12/10/2027 (a)	160,000	160,365
Home Equity Mortgage Trust
2004-5, 1.750%, 02/25/2035	93,210	85,982
JP Morgan Mortgage Acquisition Trust
2006-CW1, 0.300%, 05/25/2036	221,535	218,866
MASTR Asset Backed Securities Trust
2006-HE1, 0.440%, 01/25/2036	330,000	297,285

Morgan Stanley ABS Capital I, Inc. Trust
2004-HE6, 0.975%, 08/25/2034	240,000	222,296
2005-HE3, 1.125%, 07/25/2035	320,000	277,868
Morgan Stanley Dean Witter Capital I, Inc. Trust
2002-AM2, 1.275%, 05/25/2032	206,219	195,466
New Century Home Equity Trust
2005-B, 0.550%, 10/25/2035	200,000	177,134
Newcastle Mortgage Securities Trust
A-4, 0.430%, 03/25/2036	180,000	171,986
OnDeck Asset Securitization Trust LLC
2014-1, 3.150%, 05/17/2018 (a)	205,000	206,313
OneMain Financial Issuance Trust
A, 2.430%, 06/18/2024 (a)	335,000	334,993
Prestige Auto Receivables Trust
B, 1.910%, 04/15/2020 (a)	115,000	115,160
RAMP Trust
M-5, 0.780%, 10/25/2034	232,064	206,863
M-4, 0.710%, 03/25/2035	330,000	288,661
2006-RZ1, 0.550%, 03/25/2036	330,000	296,411
RASC Trust
M-5, 0.800%, 07/25/2035	325,000	280,380
Santander Drive Auto Receivables Trust
2013-3, 1.810%, 04/15/2019	85,000	85,628
2013-5, 2.250%, 06/17/2019	315,000	319,215
2014-2, 2.330%, 11/15/2019	195,000	197,465
2014-1, 2.360%, 04/15/2020	305,000	310,028
Structured Asset Investment Loan Trust
2004-6, 0.950%, 07/25/2034	283,855	269,495
2004-8, 1.050%, 09/25/2034	204,553	196,256
2005-3, 0.810%, 04/25/2035	359,000	333,450
Structured Asset Securities Corp Mortgage Loan Trust
M3, 0.580%, 05/25/2035	155,000	146,975
A4, 0.310%, 04/25/2036	206,205	195,247
TAL Advantage V LLC
2013-2, 3.550%, 11/20/2038 (a)	289,750	296,231
2014-1, 3.510%, 02/20/2039 (a)	161,850	164,975
2014-2, 3.330%, 05/20/2039 (a)	170,000	171,374
UAL Pass Through Trust
2013-2, 4.950%, 07/15/2024 (a)	252,304	272,173
United Airlines Pass Through Trust
A, 6.636%, 01/02/2024	301,119	331,984
US Airways Pass Through Trust
2012-2, 4.625%, 12/03/2026	134,537	140,591
Wells Fargo Commercial Mortgage Trust
1.294%, 08/15/2050	105,000	104,998
Westlake Auto Receivables Trust
B, 1.240%, 11/15/2019 (a)	110,000	110,052
C, 1.700%, 11/15/2019 (a)	175,000	175,069
Total Asset Backed Securities (Cost $14,577,770)		15,036,994

Corporate Bonds - 15.54%
Accommodation - 0.13%
Leucadia National Corp.
5.500%, 10/18/2023	180,000	192,604
Ambulatory Health Care Services - 0.04%
Sabra Health Care LP
5.375%, 06/01/2023	65,000	66,869
Beverage and Tobacco Product Manufacturing - 0.36%
Altria Group, Inc.
4.000%, 01/31/2024	110,000	113,804
9.950%, 11/10/2038	177,000	292,975
Reynolds American, Inc.
4.750%, 11/01/2042	150,000	145,490
		552,269
Broadcasting (except Internet) - 0.41%
DIRECTV Holidngs LLC
5.150%, 03/15/2042	265,000	280,480
NBCUniversal Media LLC
6.400%, 04/30/2040	75,000	96,419
Univision Communications, Inc.
7.875%, 11/01/2020 (a)	75,000	82,969
Viacom, Inc.
5.850%, 09/01/2043	145,000	166,651
		626,519
Chemical Manufacturing - 0.14%
Eastman Chemical Co.
4.800%, 09/01/2042	35,000	35,768
4.650%, 10/15/2044	180,000	180,062
		215,830
Clothing and Clothing Accessories Stores - 0.18%
Nordstrom, Inc.
5.000%, 01/15/2044 (a)	255,000	278,280

Computer and Electronic Product Manufacturing - 0.18%
Hewlett-Packard Co.
4.650%, 12/09/2021	95,000	103,921
L-3 Communications Corp.
3.950%, 11/15/2016	160,000	170,727
		274,648
Credit Intermediation and Related Activities - 4.24%
ABN AMRO Bank NV
0.642%, 06/06/2016 (a)	305,000	305,000
Ally Financial, Inc.
3.500%, 07/18/2016	80,000	82,700
Australia & New Zealand Banking Group Ltd.
4.500%, 03/19/2024 (a)	360,000	368,222
Bank of America Corp.
1.103%, 04/01/2019	320,000	321,732
3.300%, 01/11/2023	465,000	458,737
5.000%, 01/21/2044	115,000	122,435
5.200%, 12/29/2049	390,000	379,275
Citigroup, Inc.
6.675%, 09/13/2043	105,000	128,734
6.300%, 12/29/2049	410,000	418,008
Ford Motor Credit Co. LLC
1.700%, 05/09/2016	200,000	203,121
2.375%, 03/12/2019	285,000	286,312
4.375%, 08/06/2023	200,000	212,777
General Electric Capital Corp.
1.000%, 12/11/2015	115,000	116,056
5.250%, 06/29/2049	660,000	661,650
General Motors Financial Co., Inc.
4.750%, 08/15/2017	35,000	37,450
JPMorgan Chase & Co.
1.350%, 02/15/2017	355,000	356,948
3.250%, 09/23/2022	385,000	386,041
4.850%, 02/01/2044	285,000	299,882
M&T Bank Corp.
6.450%, 12/29/2049	575,000	610,938
Wells Fargo & Co.
4.100%, 06/03/2026	165,000	166,839
5.900%, 12/29/2049	530,000	558,488
		6,481,345
Educational Services - 0.05%
The George Washinton University
3.485%, 09/15/2022	75,000	75,281
Food and Beverage Stores - 0.20%
The Kroger Co.
5.000%, 04/15/2042	100,000	105,096
5.150%, 08/01/2043	180,000	194,821
		299,917
Funds, Trusts, and Other Financial Vehicles - 1.03%
Alexandria Real Estate Equities, Inc.
3.900%, 06/15/2023	115,000	114,953
Boston Properties LP
3.125%, 09/01/2023	75,000	73,244
DuPont Fabros Technology LP
5.875%, 09/15/2021	150,000	156,000
Glencore Funding LLC
1.700%, 05/27/2016 (a)	580,000	583,805
Health Care REIT, Inc.
4.125%, 04/01/2019	200,000	216,363
Ventas Realty LP
2.700%, 04/01/2020	430,000	430,835
		1,575,200
General Merchandise Stores - 0.08%
Macy's Retail Holdings, Inc.
2.875%, 02/15/2023	130,000	125,159
Health and Personal Care Stores - 0.10%
Express Scripts Holding Co.
6.125%, 11/15/2041	120,000	145,621
Insurance Carriers and Related Activities - 1.28%
Humana, Inc.
7.200%, 06/15/2018	35,000	41,890
Liberty Mutual Group
6.500%, 05/01/2042 (a)	55,000	69,764
Prudential Financial, Inc.
5.200%, 03/15/2044	555,000	561,244
The Allstate Corp.
5.750%, 08/15/2053	415,000	444,309
Vova Financial, Inc.
5.500%, 07/15/2022	225,000	258,556
5.650%, 05/15/2053	335,000	341,281
WellPoint, Inc.
4.650%, 01/15/2043	240,000	245,441
		1,962,485

Machinery Manufacturing - 0.21%
Chesapeake Oilfield Operating LLC
6.625%, 11/15/2019	105,000	111,300
General Electric Co.
4.500%, 03/11/2044	200,000	210,202
		321,502
Miscellaneous Manufacturing - 0.09%
Boston Scientific Corp.
2.650%, 10/01/2018	125,000	127,814
Motion Picture and Sound Recording Industries - 0.06%
Time Warner, Inc.
6.100%, 07/15/2040	80,000	95,951
Motor Vehicle and Parts Dealers - 0.04%
AutoZone, Inc.
2.875%, 01/15/2023	60,000	57,741
Oil and Gas Extraction - 0.42%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	240,000	267,161
Chesapeake Energy Corp.
3.479%, 04/15/2019	50,000	50,781
Continental Resources, Inc.
4.900%, 06/01/2044 (a)	175,000	181,749
Noble Energy, Inc.
4.150%, 12/15/2021	85,000	91,650
6.000%, 03/01/2041	40,000	48,577
		639,918
Pipeline Transportation - 0.69%
Energy Transfer Partners LP
4.150%, 10/01/2020	250,000	266,602
6.500%, 02/01/2042	200,000	237,648
Kinder Morgan Energy Partners LP
6.500%, 09/01/2039	325,000	386,146
Williams Partners LP
5.400%, 03/04/2044	145,000	156,090
		1,046,486
Publishing Industries (except Internet) - 0.15%
Oracle Corp.
2.500%, 10/15/2022	235,000	227,851
Real Estate - 0.56%
Corporate Office Properties LP
3.700%, 06/15/2021	555,000	558,271
Digital Realty Trust LP
5.250%, 03/15/2021	55,000	59,376
EPR Properties
5.750%, 08/15/2022	225,000	244,675
		862,322
Rental and Leasing Services - 0.15%
Air Lease Corp.
3.375%, 01/15/2019	60,000	61,800
3.875%, 04/01/2021	110,000	112,475
ERAC USA Finance LLC
3.850%, 11/15/2024 (a)	60,000	60,800
		235,075
Repair and Maintenance - 0.06%
American Axle & Manufacturing, Inc.
7.750%, 11/15/2019	85,000	98,281
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.88%
Jefferies Group LLC
6.500%, 01/20/2043	190,000	207,381
JPMorgan Chase & Co.
6.000%, 12/29/2049	540,000	548,775
Morgan Stanley
5.625%, 09/23/2019	410,000	472,534
3.750%, 02/25/2023	230,000	234,070
6.375%, 07/24/2042	170,000	215,187
5.450%, 12/29/2049	590,000	611,388
Prudential Financial, Inc.
4.750%, 09/17/2015	65,000	68,497
The Goldman Sachs Group, Inc.
3.300%, 05/03/2015	275,000	281,820
2.375%, 01/22/2018	290,000	295,197
3.625%, 01/22/2023	270,000	271,042
1.830%, 11/29/2023	275,000	281,659
4.000%, 03/03/2024	290,000	295,808
5.700%, 12/29/2049	585,000	617,290
		4,400,648

Support Activities for Mining - 0.18%
Rowan Cos., Inc.
5.400%, 12/01/2042	175,000	175,807
5.850%, 01/15/2044	95,000	101,262
		277,069
Telecommunications - 1.24%
Qwest Corp.
6.750%, 12/01/2021	365,000	419,685
Verizon Communications, Inc.
3.650%, 09/14/2018	435,000	466,639
6.550%, 09/15/2043	795,000	1,012,802
		1,899,126
Transportation Equipment Manufacturing - 0.10%
Delphi Corp.
4.150%, 03/15/2024	145,000	151,475
Utilities - 0.29%
CMS Energy Corp.
4.875%, 03/01/2044	105,000	111,809
Exelon Generation Co. LLC
4.000%, 10/01/2020	235,000	249,242
NiSource Finance Corp.
4.800%, 02/15/2044	85,000	87,048
		448,099
Total Corporate Bonds (Cost $22,703,495)		23,761,385

Foreign Corporate Bonds - 10.06%
Abbey National Treasury Services PLC
3.050%, 08/23/2018	125,000	130,996
Aircastle Ltd.
6.750%, 04/15/2017	105,000	117,862
ArcelorMittal
4.250%, 02/25/2015	90,000	91,800
5.750%, 08/05/2020	360,000	386,100
Bank of Montreal
1.950%, 01/30/2017 (a)	250,000	257,177
Bank of Nova Scotia
2.150%, 08/03/2016 (a)	280,000	289,046
Barclays Bank PLC
6.750%, 05/22/2019	100,000	121,336
Barclays PLC
8.250%, 12/15/2048	400,000	432,744
Barrick Gold Corp.
4.100%, 05/01/2023	670,000	654,224
BBVA Banco Continental SA
3.250%, 04/08/2018 (a)	120,000	122,784
BBVA Bancomer SA
6.500%, 03/10/2021 (a)	200,000	224,250
4.375%, 04/10/2024 (a)	290,000	296,163
BHP Billiton Finance USA Ltd.
5.000%, 09/30/2043	90,000	99,032
BPCE SA
4.000%, 04/15/2024	270,000	273,920
BRF SA
4.750%, 05/22/2024 (a)	600,000	594,750
Canadian Imperial Bank of Commerce
2.750%, 01/27/2016 (a)	455,000	472,276
Cementos Pacasmayo SAA
4.500%, 02/08/2023 (a)	110,000	105,050
Cogeco Cable, Inc.
4.875%, 05/01/2020 (a)	85,000	86,806
Credit Suisse AG
1.625%, 03/06/2015 (a)	200,000	202,064
Danske Bank A/S
3.875%, 04/14/2016 (a)	200,000	210,867
Deutsche Annington Finance BV
3.200%, 10/02/2017 (a)	230,000	237,766
Ecopetrol SA
5.875%, 05/28/2045	190,000	196,650
Eksportfinans ASA
3.000%, 11/17/2014	155,000	156,155
Electricite de France SA
5.625%, 12/29/2049 (a)	190,000	197,648
5.250%, 01/29/2050 (a)	290,000	298,845
Fermaca Enterprises S de RL de CV
6.375%, 03/30/2038 (a)	200,000	209,000
Gazprom OAO Via Gaz Capital SA
3.850%, 02/06/2020 (a)	200,000	194,500
Grupo Televisa SAB
5.000%, 05/13/2045	200,000	201,214
GTL Trade Finance, Inc.
7.250%, 04/16/2044 (a)	200,000	212,000
HSBC Holdings PLC
4.000%, 03/30/2022	220,000	234,879
5.250%, 03/14/2044	200,000	212,260

Inmarsat Finance PLC
4.875%, 05/15/2022 (a)	110,000	111,375
LYP International Finance BV
4.875%, 03/15/2044	280,000	294,362
Marfrig Holding Europe BV
9.875%, 07/24/2017 (a)	200,000	222,000
MEG Energy Corp.
7.000%, 03/31/2024 (a)	80,000	86,600
Nexen, Inc.
6.400%, 05/15/2037	205,000	242,722
Norddeutsche Landesbank Girozentrale
0.875%, 10/16/2015 (a)	200,000	201,180
2.000%, 02/05/2019 (a)	200,000	201,376
Odebrecht Offshore Drilling Finance Ltd.
6.750%, 10/01/2022 (a)	194,580	208,687
Orange SA
5.500%, 02/06/2044	195,000	215,211
Petrobras Global Finance BV
3.000%, 01/15/2019	180,000	176,490
Petroleos de Venezuela SA
4.900%, 10/28/2014	115,000	113,793
Petroleos Mexicanos
6.625%, 06/15/2035	265,000	311,375
6.375%, 01/23/2045 (a)	105,000	121,144
Rio Tinto Finance USA PLC
2.250%, 12/14/2018	250,000	253,972
3.500%, 03/22/2022	85,000	87,562
Rogers Communications, Inc.
5.000%, 03/15/2044	140,000	146,271
Royal Bank of Scotland Group PLC
1.875%, 03/31/2017	265,000	267,348
6.000%, 12/19/2023	140,000	150,768
5.125%, 05/28/2024	280,000	280,709
Seagate HDD Cayman
4.750%, 06/01/2023 (a)	400,000	407,000
Signet UK Finance PLC
4.700%, 06/15/2024	95,000	95,962
Societe Generale SA
5.000%, 01/17/2024 (a)	560,000	578,889
SpareBank 1 Boligkreditt AS
1.750%, 11/15/2019 (a)	495,000	485,528
Standard Chartered PLC
5.700%, 03/26/2044 (a)	235,000	250,279
State Bank of India
3.622%, 04/17/2019 (a)	525,000	532,308
Teck Resources Ltd.
6.250%, 07/15/2041	80,000	87,464
Telecom Italia SpA
5.303%, 05/30/2024 (a)	200,000	200,750
Transocean, Inc.
3.800%, 10/15/2022	270,000	264,637
Turkiye Garanti Bankasi AS
4.750%, 10/17/2019 (a)	200,000	205,140
UBM PLC
5.750%, 11/03/2020 (a)	100,000	108,443
UBS AG
2.250%, 03/30/2017 (a)	260,000	268,875
Vale Overseas Ltd.
4.375%, 01/11/2022	350,000	361,258
Vale SA
5.625%, 09/11/2042	125,000	122,540
WPP Finance UK
8.000%, 09/15/2014	100,000	102,076
XLIT Ltd.
5.750%, 10/01/2021	80,000	93,895
Total Foreign Corporate Bonds (Cost $14,851,652)		15,378,153

Foreign Government Agency Issues - 0.92%
Eurasian Development Bank
5.000%, 09/26/2020 (a)	485,000	501,364
FMS Wertmanagement AoeR
1.625%, 11/20/2018	315,000	317,129
Province of Manitoba, Canada
9.625%, 12/01/2018	60,000	77,812
Province of New Brunswick, Canada
2.750%, 06/15/2018	140,000	147,051
Province Of Ontario, Canada
0.950%, 05/26/2015	360,000	362,659
Total Foreign Government Agency Issues (Cost $1,375,950)		1,406,015

Foreign Government Notes/Bonds - 1.07%
Colombia Government International Bond
5.625%, 02/26/2044	300,000	339,375
Mexico Bonos
8.000%, 06/11/2020	6,715,000	598,509
Panama Government International Bond
7.125%, 01/29/2026	220,000	283,250
Poland Government International Bond
4.000%, 01/22/2024	395,000	414,750
Total Foreign Government Notes/Bonds (Cost $1,526,650)		1,635,884

Mortgage Backed Securities - 21.14%
Banc of America Commercial Mortgage Trust
2006-6, 5.356%, 10/10/2045	150,000	159,548
2006-5, 5.414%, 09/10/2047	300,000	322,972
Bear Stearns Commerical Mortgage Securities Trust
A-4, 5.331%, 02/11/2044	67,504	73,203
COMM Mortgage Trust
2014-BBG, 0.952%, 03/15/2029 (a)	110,000	110,319
2014-TWC, 1.002%, 02/13/2032 (a)	140,000	140,204
2013-LC6, 0.359%, 01/12/2046 (a)	2,000,000	61,562
2013-CCRE6, 0.635%, 03/12/2046 (a)	1,500,000	70,516
2013-CCRE12, 1.433%, 10/15/2046	945,694	86,533
2014-CCRE16, 1.285%, 04/12/2047	1,798,562	147,259
2014-CCRE17, 1.380%, 05/10/2047	1,500,000	120,459
2014-UBS3, 1.363%, 06/10/2047	1,170,000	109,687
Commercial Mortgage Trust
2007-GG9, 5.444%, 03/10/2039	225,000	246,557
Credit Suisse Commercial Mortgage Trust
2007-C2, 5.542%, 01/15/2049	160,000	176,051
Credit Suisse First Boston Mortgage Securities Corp.
2005-C2, 4.832%, 04/15/2037	200,000	204,955
CSMC Trust
2.000%, 04/06/2027	100,000	100,000
Extended Stay America Trust
295.75%, 2.958%, 12/05/2031 (a)	150,000	152,075
B-7, 3.604%, 12/05/2031 (a)	150,000	153,294
Fannie Mae Pool
5.000%, 01/01/2017	76,260	81,061
5.000%, 12/01/2021	61,964	65,963
4.000%, 03/01/2025	384,109	410,549
5.500%, 02/01/2028	22,328	25,148
4.500%, 06/01/2029	28,114	30,438
5.000%, 03/01/2030	52,230	57,888
3.500%, 04/01/2032	165,919	174,782
5.000%, 06/01/2033	36,560	40,620
5.000%, 11/01/2033	26,843	29,833
5.000%, 08/01/2034	132,416	146,840
5.500%, 11/01/2034	291,133	326,336
5.000%, 10/01/2035	126,247	139,863
5.500%, 10/01/2035	60,609	67,831
5.500%, 10/01/2035	222,082	248,554
6.000%, 09/01/2036	10,323	11,619
6.162%, 09/01/2036	51,303	56,244
6.000%, 03/01/2037	64,181	72,034
Pool #256711, 5.500%, 05/01/2037	77,189	86,006
5.500%, 07/01/2037	170,021	189,442
5.500%, 09/01/2037	7,339	8,177
5.500%, 12/01/2037	13,999	15,598
5.000%, 02/01/2038	61,254	67,849
6.000%, 05/01/2038	25,008	28,068
6.000%, 05/01/2038	95,776	107,735
5.000%, 12/01/2038	47,708	52,922
5.000%, 01/01/2039	70,283	77,711
5.000%, 03/01/2039	48,971	54,147
5.500%, 05/01/2039	358,978	399,983
4.500%, 03/01/2040	148,973	161,290
4.500%, 05/01/2040	241,697	261,681
4.500%, 08/01/2040	19,358	20,963
4.500%, 08/01/2040	209,070	226,386
4.500%, 09/01/2040	2,344	2,538
4.500%, 10/01/2040	126,238	137,062
4.000%, 02/01/2041	148,686	158,137
4.500%, 03/01/2041	1,520,635	1,651,048
4.000%, 04/01/2041	29,513	31,393
5.000%, 04/01/2041	53,173	58,994
4.500%, 06/01/2041	948,102	1,026,568
4.500%, 07/01/2041	174,803	189,256
4.500%, 07/01/2041	89,267	96,647
4.500%, 09/01/2041	168,183	182,089
4.000%, 10/01/2041	68,920	72,588

4.500%, 10/01/2041	120,753	130,944
4.500%, 10/01/2041	16,145	17,480
4.500%, 10/01/2041	1,384,467	1,498,936
4.500%, 11/01/2041	47,228	51,133
3.500%, 12/01/2041	31,773	32,804
3.500%, 12/01/2041	86,535	89,342
3.500%, 03/01/2042	47,291	48,825
4.000%, 03/01/2042	310,238	329,699
4.000%, 03/01/2042	62,287	66,166
3.500%, 04/01/2042	123,152	127,147
3.500%, 04/01/2042	138,657	143,155
4.500%, 04/01/2042	226,185	244,926
3.249%, 06/01/2042	115,029	119,857
4.000%, 07/01/2042	961,539	1,020,651
3.000%, 01/01/2043	55,988	55,516
3.500%, 01/01/2043	97,479	100,642
3.500%, 02/01/2043	67,904	70,107
3.000%, 04/01/2043	70,491	69,897
3.000%, 04/01/2043	583,549	578,631
3.500%, 04/01/2043	165,566	171,048
3.500%, 04/01/2043	70,695	72,989
3.500%, 04/01/2043	48,513	50,150
3.000%, 05/01/2043	71,367	70,765
3.000%, 05/01/2043	99,350	98,697
3.000%, 06/01/2043	325,396	323,256
3.000%, 07/01/2043	86,988	86,255
3.000%, 07/01/2043	4,852	4,811
3.000%, 08/01/2043	348,262	345,647
3.000%, 08/01/2043	232,367	230,839
3.500%, 08/01/2043	134,003	138,350
3.500%, 08/01/2043	106,636	110,393
4.000%, 08/01/2043	380,519	403,912
4.000%, 09/01/2043	169,447	179,864
4.500%, 09/01/2043	224,272	242,815
3.500%, 10/01/2043	97,870	101,045
4.500%, 11/01/2043	112,761	122,838
4.000%, 03/01/2044	19,908	21,184
4.000%, 05/01/2044	99,796	105,931
Fannie Mae REMICS
2011-127, 5.500%, 12/25/2026	95,252	6,506
2014-9, 4.000%, 05/25/2037	132,704	142,085
2008-2, 5.000%, 07/25/2037	37,906	40,622
2011-14, 5.000%, 03/25/2041	170,000	193,663
2014-11, 2.500%, 10/25/2041	161,002	127,376
2013-100, 3.500%, 11/25/2041	212,662	222,094
2012-128, 5.775%, 11/25/2042	181,918	147,377
2012-137, 5.218%, 12/25/2042	72,217	60,499
2013-114, 3.000%, 01/25/2043	99,022	101,844
2012-150, 5.775%, 01/25/2043	179,725	147,289
FHLMC Structured Pass Through Securities
A-6, 0.552%, 11/25/2028	3,829	3,790
Freddie Mac Gold Pool
5.000%, 04/01/2023	3,466	3,759
5.500%, 12/01/2027	14,724	16,403
3.500%, 01/01/2029	128,598	136,113
4.255%, 03/01/2034	250,000	272,559
5.000%, 02/01/2035	9,513	10,511
5.500%, 05/01/2035	83,421	93,442
5.000%, 08/01/2035	7,672	8,476
5.000%, 03/01/2036	59,729	65,795
5.500%, 09/01/2037	4,329	4,807
5.500%, 10/01/2037	4,247	4,716
5.500%, 02/01/2038	5,421	6,020
5.500%, 02/01/2038	58,743	65,242
5.500%, 07/01/2038	31,234	34,685
5.500%, 07/01/2038	14,450	16,046
5.500%, 09/01/2038	52,097	57,852
5.500%, 10/01/2038	32,948	36,588
6.000%, 10/01/2038	10,960	12,243
5.000%, 01/01/2039	66,370	73,111
4.000%, 02/01/2041	308,238	326,775
4.500%, 04/01/2041	123,754	133,996
4.500%, 04/01/2041	29,245	31,662
4.500%, 05/01/2041	34,330	37,168
5.000%, 05/01/2041	44,854	49,571
4.500%, 07/01/2041	113,643	123,049
4.000%, 10/01/2041	62,605	66,372
4.000%, 12/01/2041	441,359	467,901
3.500%, 07/01/2042	74,559	76,857
3.500%, 08/01/2042	54,271	55,943
3.500%, 09/01/2042	121,104	124,836

3.000%, 01/01/2043	165,781	164,896
3.500%, 04/01/2043	154,582	159,345
3.500%, 05/01/2043	75,685	78,017
4.000%, 07/01/2043	109,428	116,008
3.500%, 08/01/2043	169,380	174,600
3.500%, 08/01/2043	71,641	74,013
3.500%, 08/01/2043	98,311	101,475
4.000%, 11/01/2043	262,796	278,600
4.500%, 11/01/2043	24,021	26,038
4.500%, 03/01/2044	74,147	80,390
Freddie Mac Non Gold Pool
2.375%, 05/01/2036	98,112	104,319
2.282%, 11/01/2036	47,469	50,339
2.317%, 02/01/2037	76,533	81,340
Freddie Mac REMICS
375200.00%, 2.125%, 06/15/2015	250,935	3,749
375300.00%, 4.500%, 12/15/2026	226,565	250,836
417000.00%, 3.000%, 05/15/2032	418,847	49,572
430100.00%, 3.500%, 07/15/2032	236,010	247,619
414900.00%, 3.000%, 01/15/2033	303,521	44,281
390400.00%, 4.500%, 12/15/2038	455,916	62,480
379200.00%, 6.449%, 11/15/2040	972,960	111,365
422900.00%, 3.500%, 05/15/2041	598,069	631,707
419200.00%, 5.219%, 03/15/2043	228,659	190,254
Freddie Mac Structured Agency Credit Risk Debt Notes
2014-DN2, 1.002%, 04/25/2024	258,247	258,565
FREMF Mortgage Trust
2011-K702, 4.770%, 04/25/2044 (a)	35,000	37,898
2012-KF01, 2.752%, 10/25/2044 (a)	320,000	328,599
2012-K706, 4.023%, 11/25/2044 (a)	190,000	200,494
2012-K18, 4.265%, 01/25/2045 (a)	45,000	47,186
2013-K712, 3.368%, 05/25/2045 (a)	180,000	183,527
2012-K711, 3.562%, 08/25/2045 (a)	280,000	288,499
2012-K11, 3.687%, 08/25/2045 (a)	140,000	135,534
2012-K11, 3.687%, 08/25/2045 (a)	215,000	215,826
2013-K25, 3.618%, 11/25/2045 (a)	70,000	69,809
2013-KF02, 3.152%, 12/25/2045 (a)	371,539	381,110
2014-K715, 4.119%, 02/25/2046 (a)	200,000	208,405
2014-K37, 4.558%, 01/25/2047 (a)	75,000	79,601
GMACM Mortgage Loan Trust
2003-AR1, 3.362%, 10/19/2033	83,947	83,243
Government National Mortgage Association
2004-65, 5.500%, 10/20/2023	550,000	591,232
2010-41, 4.500%, 06/20/2033	63,271	1,196
2011-35, 4.500%, 12/16/2037	160,004	10,700
2010-84, 4.500%, 11/20/2038	95,000	103,366
2013-99, 6.551%, 07/20/2043	645,079	140,413
2014-20, 5.951%, 02/20/2044	862,430	153,045
2014-43, 4.000%, 03/20/2044	206,369	207,093
2012-53, 1.021%, 03/16/2047	2,298,562	154,400
2014-47, 1.384%, 02/16/2048	1,346,603	112,463
2012-70, 0.964%, 08/16/2052	842,516	53,991
2012-135, 1.046%, 01/16/2053	2,495,609	197,742
2012-107, 0.701%, 12/16/2053	1,823,605	113,881
2012-152, 0.752%, 01/16/2054	982,844	66,191
2012-132, 1.141%, 06/16/2054	248,340	18,258
GP Portfolio Trust
2014-GPP, 1.102%, 02/16/2027 (a)	255,000	255,404
GS Mortgage Securities Trust
2006-GG8, 5.560%, 11/14/2039	35,000	38,077
2012-GC6, 2.151%, 01/10/2045 (a)	724,586	84,388
2007-GG10, 5.803%, 08/10/2045	272,493	303,226
Hilton USA Trust
2013-HLT, 1.151%, 11/05/2030 (a)	145,000	145,278
Impac CMB Trust
2004-10, 0.890%, 03/25/2035	14,561	14,653
Impac Secured Assets Trust
2006-2, 0.650%, 08/25/2036	50,000	45,252
JP Morgan Chase Commercial Mortgage Securities Trust
A, 1.102%, 12/15/2028 (a)	260,000	260,191
A-4, 5.429%, 12/12/2043	250,000	270,360
2007-CIBC18, 5.440%, 06/12/2047	115,000	126,046
2007-LDP10, 5.420%, 01/15/2049	142,258	156,053
2007-LDP12, 5.882%, 02/15/2051	235,000	261,780
LSTAR Commercial Mortgage Trust
2014-2, 4.205%, 01/23/2041 (a)	100,000	101,471
ML-CFC Commercial Mortgage Trust
2007-5, 5.378%, 08/14/2048	172,490	186,901
2007-8, 5.896%, 08/12/2049	100,000	112,151
2007-7, 5.743%, 06/12/2050	125,000	138,650

Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9, 1.460%, 05/17/2046	790,979	61,304
2014-C15, 1.233%, 04/17/2047	1,498,768	120,248
Morgan Stanley Capital I Trust
A-2, 5.610%, 04/15/2049	15,045	15,283
Opteum Mortgage Acceptance Corp.
2005-3, 0.440%, 07/25/2035	80,416	78,112
SCG Trust
2013-SRP1, 1.551%, 11/15/2026 (a)	100,000	100,457
Thornburg Mortgage Securities Trust
2005-1, 2.226%, 04/25/2045	146,901	149,615
UBS-Barclays Commercial Mortgage Trust
X-A, 1.869%, 12/12/2045 (a)	688,239	76,121
Wachovia Bank Commercial Mortgage Trust
2007-C32, 5.745%, 06/15/2049	250,000	276,155
Wells Fargo Mortgage Backed Securities Trust
2006-16, 5.000%, 11/25/2036	23,036	23,885
WFRBS Commercial Mortgage Trust
2013-C11, 1.506%, 03/17/2045 (a)	1,583,310	127,295
2012-C9, 2.238%, 11/17/2045 (a)	679,578	82,530
2014-LC14, 1.476%, 03/15/2047	1,231,611	113,095
Total Mortgage Backed Securities (Cost $31,880,945)		32,314,856

Municipal Bonds - 1.75%
American Municipal Power, Inc.
5.000%, 02/15/2042	90,000	95,968
8.084%, 02/15/2050	20,000	30,178
Chicago O'Hare International Airport
5.000%, 01/01/2044	125,000	132,967
County of Miami-Dade, FL Transit System Sales Surtax Revenue Bond
5.000%, 07/01/2042	490,000	531,253
Metropolitan Transportation Authority
5.000%, 11/15/2043	70,000	75,690
Municipal Electric Authority of Georgia
6.637%, 04/01/2057	100,000	121,284
New York State Thruway Authority
5.000%, 01/01/2041	155,000	169,288
Ohio State Turnpike Commission
5.250%, 02/15/2039	40,000	44,573
Orlando-Orange County Expressway Authority
5.000%, 07/01/2035	290,000	319,769
Pennsylvania Turnpike Commission
5.000%, 12/01/2043	105,000	114,525
Philadelphia Authority for Industrial Development
3.964%, 04/15/2026	195,000	194,319
State Board of Administration Finance Corp.
2.995%, 07/01/2020	550,000	558,068
State of California
5.000%, 02/01/2043	165,000	180,888
University of California
5.000%, 05/15/2038	95,000	106,329
Total Municipal Bonds (Cost $2,529,347)		2,675,099

U.S. Government Agency Issues - 8.25%
Fannie Mae
3.000%, 06/15/2027	60,000	62,456
4.000%, 06/15/2040	2,290,000	2,427,758
3.500%, 06/15/2041	805,000	830,031
000TBA, 4.500%, 06/15/2041	2,205,000	2,385,534
Pool #000TBA, 5.000%, 06/15/2041	705,000	779,135
3.000%, 06/15/2042	415,000	411,109
Federal Farm Credit Banks
1.460%, 11/19/2019	120,000	116,292
Federal Home Loan Banks
0.125%, 04/14/2015	200,000	200,027
5.500%, 07/15/2036	380,000	492,820
Federal National Mortgage Association
1.600%, 12/24/2020	210,000	202,472
2.630%, 10/10/2024	345,000	328,659
Freddie Mac
4.500%, 06/15/2040	1,020,000	1,103,513
4.000%, 06/15/2041	840,000	889,350
3.500%, 06/15/2042	365,000	375,779
Ginnie Mae
4.000%, 06/15/2042	80,000	85,450
Ginnie Mae I Pool
5.500%, 01/15/2037	24,841	28,031
6.000%, 12/15/2038	23,458	26,559
Ginnie Mae II Pool
5.000%, 05/20/2030	34,032	37,773
5.500%, 02/20/2034	43,122	49,005
4.500%, 07/20/2041	28,648	31,276

4.000%, 03/20/2042	25,779	27,547
2.000%, 01/20/2043	1,405,302	1,443,892
Tennessee Valley Authority
3.500%, 12/15/2042	295,000	271,508
Total U.S. Government Agency Issues (Cost $12,512,381)		12,605,976

U.S. Government Notes/Bonds - 11.03%
U.S. Treasury Notes/Bonds
0.250%, 01/15/2015	8,000,000	8,008,592
0.625%, 07/15/2016	180,000	180,809
0.750%, 01/15/2017	125,000	125,395
0.750%, 03/15/2017	200,000	200,312
3.250%, 03/31/2017	200,000	214,219
1.625%, 03/31/2019	410,000	412,803
3.625%, 08/15/2019	170,000	187,538
2.250%, 04/30/2021	70,000	71,045
6.250%, 08/15/2023	845,000	1,122,167
2.750%, 11/15/2023	430,000	442,833
2.500%, 05/15/2024	2,460,000	2,469,417
3.625%, 02/15/2044	520,000	551,647
United States Treasury Inflation Indexed Bonds
0.125%, 04/15/2017	488,960	505,691
0.125%, 04/15/2019	605,052	622,684
2.000%, 01/15/2026	1,023,856	1,213,109
1.750%, 01/15/2028	360,931	417,665
3.875%, 04/15/2029	79,055	116,192
Total U.S. Government Notes/Bonds (Cost $16,807,148)		16,862,118

	Shares
Exchange Traded Funds - 19.65%
iShares 7-10 Year Treasury Bond ETF	6,100	634,278
iShares Core Total US Bond Market ETF	42,360	4,645,621
iShares iBoxx $ Investment Grade Corporate Bond ETF	57,090	6,827,393
iShares Intermediate Credit Bond ETF	58,825	6,493,692
iShares MBS ETF	68,690	7,427,449
SPDR Barclays High Yield Bond ETF	66,990	2,782,095
WisdomTree Emerging Markets Local Debt Fund	26,300	1,237,152
Total Exchange Traded Funds (Cost $29,341,545)		30,047,680

Money Market Funds - 7.21%
Fidelity Institutional Money Market Funds - Government Portfolio	6,900,302	6,900,302
First American Government Obligations Fund	82,564	82,564
STIT - Treasury Portfolio	4,043,721	4,043,721
Total Money Market Funds (Cost $11,026,587)		11,026,587

Total Investments (Cost $159,133,470) - 106.46%		162,750,747
Liabilities in Excess of Other Assets - (6.46)%		(9,868,898)
Total Net Assets - 100.00%		$152,881,849

Percentages are stated as a percent of net assets.

(a) Securities defined as Rule 144(a) under the Securities Act of 1933. Such securities are deemed to be liquid, using procedures established by the Board of Trustees.

The accompanying notes are an integral part of these Schedule of Investments

PMC Core Fixed Income Fund
Schedule of Open Futures Contracts
May 31, 2014 (Unaudited)

Description	Number of Contracts Sold	Settlement Month	Unrealized Appreciation (Depreciation)
Euro-Bond Future	9	Sep. 2014	$(934)
U.S. 5 Year Note Future	69	Sep. 2014	1,538
U.S. Ultra Long Bond Future	5	Sep. 2014	(296)
Total Futures Contracts Sold			$308

Description	Number of Contracts Purchased	Settlement Month	Unrealized Appreciation (Depreciation)
Canadian 10 Year Bond Future	3	Sep. 2014	$2,038
U.S. 10 Year Note Future	38	Sep. 2014	8,771
U.S. 2 Year Note Future	15	Sep. 2014	769
U.S. Long Bond Future	2	Sep. 2014	122
Total Futures Contracts Purchased			$11,700

PMC Diversified Equity Fund
Schedule of Investments
May 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - 75.24%
Accommodation - 0.22%
Marriott International, Inc.	4,250	$261,885
Wyndham Worldwide Corp.	3,300	243,969
		505,854
Administration of Human Resource Programs - 0.14%
WageWorks, Inc. (a)	7,985	323,233
Administrative and Support Services - 0.57%
Cross Country Healthcare, Inc. (a)	20,350	117,420
Kforce, Inc.	18,555	408,766
Moody's Corp.	6,435	550,450
WNS Holdings Ltd. - ADR (a)	14,215	255,301
		1,331,937
Air Transportation - 0.35%
Bristow Group, Inc.	2,395	181,972
Copa Holdings SA (b)	2,700	385,911
Southwest Airlines Co.	9,500	251,275
		819,158
Ambulatory Health Care Services - 0.16%
Air Methods Corp. (a)	7,830	377,406
Amusement, Gambling, and Recreation Industries - 0.37%
Bally Technologies, Inc. (a)	4,300	253,700
Las Vegas Sands Corp.	7,780	595,326
		849,026
Apparel Manufacturing - 0.20%
G-III Apparel Group Ltd. (a)	6,180	453,118
Beverage and Tobacco Product Manufacturing - 2.12%
Altria Group, Inc.	12,200	507,032
Coca-Cola Enterprises, Inc.	3,750	171,150
PepsiCo, Inc.	20,399	1,801,843
Pernod-Ricard SA - ADR	23,800	583,219
Philip Morris International, Inc.	9,302	823,599
SABMiller PLC - ADR	12,445	691,444
The Coca-Cola Co.	8,550	349,781
		4,928,068
Broadcasting (except Internet) - 1.71%
Comcast Corp.	13,512	705,326
DIRECTV (a)	5,730	472,381
Liberty Interactive Corp. (a)	20,862	607,710
The Walt Disney Co.	10,900	915,709
Viacom, Inc.	14,799	1,262,799
		3,963,925
Building Material and Garden Equipment and Supplies Dealers - 0.64%
Lowe's Cos., Inc.	13,992	658,743
The Home Depot, Inc.	10,350	830,381
		1,489,124
Chemical Manufacturing - 9.00%
Acorda Therapeutics, Inc. (a)	9,275	304,962
Agrium, Inc. (b)	4,725	424,730
Akorn, Inc. (a)	8,815	246,556
Allergan, Inc.	3,750	627,975
Arkema SA - ADR	6,445	657,390
Auxilium Pharmaceuticals, Inc. (a)	14,080	315,110
Axiall Corp.	7,220	333,636
Bayer AG - ADR	3,725	538,147
Bristol-Myers Squibb Co.	11,623	578,128
Celgene Corp. (a)	6,350	971,741
Chemtura Corp. (a)	15,005	374,825
El du Pont de Nemours & Co.	9,503	658,653
Eli Lilly & Co.	18,054	1,080,712
Forest Laboratories, Inc. (a)	4,697	445,182

Gilead Sciences, Inc. (a)	6,450	523,805
Innophos Holdings, Inc.	4,070	213,675
InterMune, Inc. (a)	12,515	495,844
Kraton Performance Polymers, Inc. (a)	10,490	260,886
L'Oreal SA - ADR	15,390	534,341
Merck & Co., Inc.	15,052	870,909
Novartis AG - ADR	11,215	1,010,023
NPS Pharmaceuticals, Inc. (a)	9,860	306,942
Pfizer, Inc.	55,891	1,656,050
Prestige Brands Holdings, Inc. (a)	9,800	335,160
Quidel Corp. (a)	11,135	252,765
Roche Holding AG - ADR	45,660	1,684,396
Salix Pharmaceuticals, Inc. (a)	4,700	536,176
Sanofi - ADR	34,646	1,846,631
Spectrum Pharmaceuticals, Inc. (a)	20,805	162,071
Stepan Co.	3,235	173,137
Taminco Corp. (a)	13,565	289,070
Teva Pharmaceutical Industries Ltd. - ADR	9,315	470,314
The Dow Chemical Co.	11,900	620,228
The Medicines Co. (a)	5,150	143,685
United Therapeutics Corp. (a)	5,970	571,568
West Pharmaceutical Services, Inc.	9,695	408,063
		20,923,486
Clothing and Clothing Accessories Stores - 0.80%
Express, Inc. (a)	11,280	142,241
Francesca's Holdings Corp. (a)	7,824	120,020
Hanesbrands, Inc.	9,400	797,401
The Gap, Inc.	3,450	142,244
The TJX Cos., Inc.	12,200	664,290
		1,866,196
Computer and Electronic Product Manufacturing - 6.49%
Agilent Technologies, Inc.	9,600	546,624
Apple, Inc.	4,108	2,600,363
Applied Micro Circuits Corp. (a)	29,220	262,980
Cepheid, Inc. (a)	6,335	285,392
Cisco Systems, Inc.	37,621	926,228
DexCom, Inc. (a)	5,090	171,838
EMC Corp.	33,123	879,747
FARO Technologies, Inc. (a)	7,220	306,994
Harris Corp.	4,850	374,663
Illumina, Inc. (a)	1,300	205,725
Materion Corp.	5,710	194,654
Mettler-Toledo International, Inc. (a)	2,500	612,550
Micron Technology, Inc. (a)	23,750	679,012
Motorola Solutions, Inc.	9,231	622,354
NetApp, Inc.	11,700	433,017
NETGEAR, Inc. (a)	7,815	256,879
Northrop Grumman Corp.	11,080	1,346,774
Plantronics, Inc.	5,405	245,063
QUALCOMM, Inc.	5,490	441,671
Rofin-Sinar Technologies, Inc. (a)	12,075	280,623
SanDisk Corp.	8,750	845,513
Seagate Technology PLC (b)	4,600	247,158
Semtech Corp. (a)	13,915	360,955
Sensata Technologies Holding NV (a)(b)	16,135	692,030
Sonova Holding AG - ADR	18,075	551,830
Telefonaktiebolaget LM Ericsson - ADR	58,015	722,286
		15,092,923
Couriers and Messengers - 0.30%
United Parcel Service, Inc.	6,695	695,477
Credit Intermediation and Related Activities - 7.58%
Ameriprise Financial, Inc.	6,527	735,006
Bank of America Corp.	71,068	1,075,970
Bank of Nova Scotia (b)	6,915	443,943
Barclays PLC - ADR	39,810	657,661
BBCN Bancorp, Inc.	16,850	256,963
BNP Paribas - ADR	17,600	614,240

Capital Bank Financial Corp. (a)	9,755	236,656
Cielo SA - ADR	32,437	578,676
Citigroup, Inc.	16,609	790,090
Discover Financial Services	11,350	671,126
DNB ASA - ADR	2,500	469,275
Fifth Third Bancorp	23,154	479,056
Flushing Financial Corp.	10,950	217,796
Grupo Financiero Banorte SAB de CV - ADR	16,955	618,529
Independent Bank Corp.	7,245	262,269
JPMorgan Chase & Co.	20,134	1,118,847
Julius Baer Group Ltd. - ADR	73,600	635,904
Nordea Bank AB - ADR	70,295	1,032,697
Prosperity Bancshares, Inc.	6,075	353,140
SLM Corp.	7,400	63,714
State Street Corp.	13,616	888,716
Sterling Bancorp	19,765	223,937
Susquehanna Bancshares, Inc.	27,730	273,972
Texas Capital Bancshares, Inc. (a)	4,525	231,680
The PNC Financial Services Group, Inc.	8,327	710,043
U.S. Bancorp	8,565	361,357
UBS AG (b)	28,425	572,195
United Overseas Bank Ltd. - ADR	11,860	429,451
Visa, Inc.	4,140	889,396
Webster Financial Corp.	11,515	344,529
Wells Fargo & Co.	20,858	1,059,169
Western Alliance Bancorp (a)	13,695	313,342
		17,609,345
Data Processing, Hosting and Related Services - 0.78%
AOL, Inc. (a)	11,213	406,808
DST Systems, Inc.	2,100	191,415
ExlService Holdings, Inc. (a)	4,705	133,340
Fiserv, Inc. (a)	9,920	596,290
InterXion Holding NV (a)(b)	9,850	258,957
Trulia, Inc. (a)	5,745	222,044
		1,808,854
Electrical Equipment, Appliance, and Component Manufacturing - 0.68%
Schneider Electric SA - ADR	68,800	1,290,000
Whirlpool Corp.	2,100	301,455
		1,591,455
Fabricated Metal Product Manufacturing - 0.41%
Ball Corp.	3,400	205,224
Barnes Group, Inc.	9,730	363,707
Lincoln Electric Holdings, Inc.	2,750	180,648
Valmont Industries, Inc.	1,350	209,182
		958,761
Food and Beverage Stores - 0.90%
Casey's General Stores, Inc.	5,905	420,613
Koninklijke Ahold NV - ADR	48,529	887,528
The Kroger Co.	16,310	778,639
		2,086,780
Food Manufacturing - 1.83%
Archer-Daniels-Midland Co.	12,300	552,762
Givaudan SA - ADR	37,200	1,220,160
J&J Snack Foods Corp.	3,160	295,997
Keurig Green Mountain, Inc.	1,700	191,726
Mondelez International, Inc.	16,250	611,325
The Hillshire Brands Co.	12,650	673,992
Unilever NV - ADR	16,435	713,443
		4,259,405
Food Services and Drinking Places - 1.18%
Buffalo Wild Wings, Inc. (a)	2,625	379,339
Del Frisco's Restaurant Group, Inc. (a)	9,155	247,277
Jack in the Box, Inc.	7,525	434,418
Popeyes Louisiana Kitchen, Inc. (a)	9,675	415,251
Sodexo - ADR	9,280	996,208
The Cheesecake Factory, Inc.	5,635	258,477
		2,730,970

Funds, Trusts, and Other Financial Vehicles - 0.35%
Franklin Resources, Inc.	11,100	612,831
Greenhill & Co, Inc.	4,020	199,874
		812,705
Furniture and Home Furnishings Stores - 0.24%
Bed Bath & Beyond, Inc. (a)	9,300	565,905
Gasoline Stations - 0.14%
Susser Holdings Corp. (a)	4,215	334,292
General Merchandise Stores - 0.66%
Family Dollar Stores, Inc.	11,172	654,680
Target Corp.	8,400	476,784
Wal-Mart Stores, Inc.	5,259	403,733
		1,535,197
Health and Personal Care Stores - 0.65%
CVS Caremark Corp.	19,142	1,499,201
Heavy and Civil Engineering Construction - 0.29%
Granite Construction, Inc.	8,810	312,931
MasTec, Inc. (a)	5,170	186,121
MYR Group, Inc. (a)	7,220	180,644
		679,696
Hospitals - 0.21%
HCA Holdings, Inc. (a)	9,382	497,152
Insurance Carriers and Related Activities - 3.11%
American International Group, Inc.	14,138	764,442
AMERISAFE, Inc.	5,590	215,271
Aon PLC (b)	8,085	727,165
Fidelity & Guaranty Life	13,930	298,102
Infinity Property & Casualty Corp.	2,535	162,265
Maiden Holdings Ltd. (b)	18,060	221,054
MetLife, Inc.	14,084	717,298
Primerica, Inc.	7,540	339,602
Prudential PLC - ADR	12,620	587,840
Selective Insurance Group, Inc.	10,785	256,359
The Travelers Cos., Inc.	6,580	614,901
United Fire Group, Inc.	7,430	206,183
UnitedHealth Group, Inc.	10,222	813,977
Unum Group	17,697	600,105
WellCare Health Plans, Inc. (a)	4,260	329,937
WellPoint, Inc.	3,500	379,260
		7,233,761
Leather and Allied Product Manufacturing - 0.37%
Iconix Brand Group, Inc. (a)	10,560	442,887
Steven Madden Ltd. (a)	13,077	416,633
		859,520
Machinery Manufacturing - 2.94%
AAON, Inc.	13,237	412,994
ASML Holding NV - ADR	9,455	811,996
Chart Industries, Inc. (a)	1,735	124,729
Columbus McKinnon Corp.	11,060	311,450
Deere & Co.	4,460	406,618
Dril-Quip, Inc. (a)	1,550	158,441
ESCO Technologies, Inc.	5,430	182,557
Esterline Technologies Corp. (a)	1,870	208,412
FANUC Corp. - ADR	32,060	912,107
General Electric Co.	26,954	722,098
Kadant, Inc.	8,770	332,383
Lam Research Corp.	2,550	158,202
National-Oilwell Varcol, Inc.	8,513	696,960
Pall Corp.	2,850	241,509
SPX Corp.	1,400	146,496
Terex Corp.	11,030	424,213
The Scotts Miracle-Gro Co.	9,600	575,520
		6,826,685
Management of Companies and Enterprises - 1.08%
American Equity Invesment Life Holding Co.	16,140	363,473
Bryn Mawr Bank Corp.	3,105	88,213
Bunzl PLC - ADR	42,985	1,212,176

Cardinal Financial Corp.	16,545	287,387
City Holding Co.	6,835	295,340
Park National Corp.	3,550	265,008
		2,511,597
Merchant Wholesalers, Durable Goods - 1.30%
Anixter International, Inc.	3,850	396,550
Applied Industrial Technologies, Inc.	7,835	373,103
Covidien PLC (b)	8,961	655,139
O'Reilly Automotive, Inc. (a)	4,950	732,353
Safran SA - ADR	29,795	498,767
United Stationers, Inc.	9,065	361,059
		3,016,971
Merchant Wholesalers, Nondurable Goods - 0.13%
Acuity Brands, Inc.	1,455	182,617
Sigma-Aldrich Corp.	1,300	128,089
		310,706
Mining (except Oil and Gas) - 0.56%
CONSOL Energy, Inc.	8,663	382,645
Silver Wheaton Corp. (b)	11,165	229,329
US Silica Holdings, Inc.	3,030	153,227
Vulcan Materials Co.	8,682	529,342
		1,294,543
Miscellaneous Manufacturing - 1.16%
Align Technology, Inc. (a)	8,110	442,887
Boston Scientific Corp. (a)	39,050	501,011
Cie Financiere Richemont SA - ADR	41,695	437,381
CONMED Corp.	8,165	366,609
CR Bard, Inc.	2,800	414,148
CryoLife, Inc.	19,570	172,803
Merit Medical Systems, Inc. (a)	11,360	159,381
Rocket Fuel, Inc. (a)	7,755	193,875
		2,688,095
Motion Picture and Sound Recording Industries - 0.30%
Corus Entertainment, Inc. (b)	18,490	424,715
inContact, Inc. (a)	31,865	269,897
		694,612
Motor Vehicle and Parts Dealers - 0.16%
AutoNation, Inc. (a)	6,671	381,381
Oil and Gas Extraction - 2.80%
Akzo Nobel NV - ADR	30,385	760,233
Anadarko Petroleum Corp.	2,750	282,865
BASF SE - ADR	5,120	589,542
Bonanza Creek Energy, Inc. (a)	1,705	91,422
Carrizo Oil & Gas, Inc. (a)	6,535	375,501
Cenovus Energy, Inc. (b)	10,565	314,731
Chesapeake Energy Corp.	10,350	297,252
Diamondback Energy, Inc. (a)	3,015	227,572
EOG Resources, Inc.	8,200	867,560
Hess Corp.	7,125	650,513
Jones Energy, Inc. (a)	12,185	213,481
Kodiak Oil & Gas Corp. (a)(b)	22,205	282,670
Noble Energy, Inc.	8,020	578,001
Parsley Energy, Inc. (a)	2,900	68,933
Rosetta Resources, Inc. (a)	6,915	325,904
RSP Permian, Inc. (a)	4,575	123,525
Suncor Energy, Inc. (b)	12,000	462,360
		6,512,065
Other Information Services - 1.37%
Brightcove, Inc. (a)	32,550	308,249
Facebook, Inc. (a)	12,050	762,765
Google, Inc. Class A (a)	1,088	621,955
Google, Inc. Class C (a)	1,088	610,346
Liberty Global PLC (a)(b)	9,648	434,353
VeriSign, Inc. (a)	8,850	443,208
		3,180,876

Paper Manufacturing - 0.94%
Kimberly-Clark Corp.	1,200	134,820
Neenah Paper, Inc.	5,725	279,266
Packaging Corp of America	2,350	162,526
Sealed Air Corp.	19,501	642,167
Svenska Cellulosa AB SCA - ADR	19,865	555,823
Unicharm Corp. - ADR	33,150	404,099
		2,178,701
Personal and Laundry Services - 0.11%
Shutterfly, Inc. (a)	6,245	256,919
Petroleum and Coal Products Manufacturing - 1.43%
Chevron Corp.	8,310	1,020,385
Exxon Mobil Corp.	8,272	831,584
Marathon Oil Corp.	20,878	765,387
Marathon Petroleum Corp.	3,750	335,213
Valero Energy Corp.	6,597	369,762
		3,322,331
Pipeline Transportation - 0.11%
Enbridge, Inc. (b)	5,450	258,821
Plastics and Rubber Products Manufacturing - 0.62%
Continental AG - ADR	14,500	685,966
Illinois Tool Works, Inc.	8,671	750,475
		1,436,441
Primary Metal Manufacturing - 0.15%
Kaiser Aluminum Corp.	3,855	263,952
Worthington Industries, Inc.	2,335	94,101
		358,053
Professional, Scientific, and Technical Services - 4.45%
Accenture PLC (b)	3,645	296,885
Amgen, Inc.	1,800	208,782
Biogen Idec, Inc. (a)	1,200	383,244
Callidus Software, Inc. (a)	9,965	104,732
FactSet Research Systems, Inc.	2,800	299,992
Fluor Corp.	5,300	397,924
FTI Consulting, Inc. (a)	10,950	353,357
ICON PLC (a)(b)	8,750	369,863
International Business Machines Corp.	3,505	646,181
Jardine Matheson Holdings Ltd. - ADR	12,535	768,270
Knowles Corp. (a)	14,339	404,503
MasterCard, Inc.	11,950	913,578
National CineMedia, Inc.	13,905	217,891
Nielsen Holdings NV (b)	18,010	869,162
Omnicom Group, Inc.	9,430	670,945
Proofpoint, Inc. (a)	10,500	335,160
Publicis Groupe SA - ADR	26,250	566,475
Rally Software Development Corp. (a)	21,865	285,557
SGS SA - ADR	41,390	1,034,336
Synaptics, Inc. (a)	6,290	428,223
TeleTech Holdings, Inc. (a)	10,460	275,935
Tetra Tech, Inc.	9,385	249,735
The KEYW Holding Corp. (a)	25,855	274,063
		10,354,793
Publishing Industries (except Internet) - 3.38%
Check Point Software Technologies Ltd. (a)(b)	18,005	1,160,962
Intuit, Inc.	9,000	713,610
Marin Software, Inc. (a)	12,325	123,250
Microsoft Corp.	46,312	1,896,013
Oracle Corp.	32,980	1,385,820
Reed Elsevier PLC - ADR	17,375	1,111,131
SAP AG - ADR	7,360	563,040
SciQuest, Inc. (a)	8,795	148,899
SS&C Technologies Holdings, Inc. (a)	6,950	296,418
Symantec Corp.	21,257	467,441
		7,866,584
Rail Transportation - 0.81%
Norfolk Southern Corp.	6,977	702,933
Union Pacific Corp.	5,960	1,187,649
		1,890,582

Rental and Leasing Services - 0.38%
Brambles Ltd. - ADR	30,705	549,312
McGrath RentCorp.	9,645	330,631
		879,943
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.96%
Affiliated Managers Group, Inc. (a)	2,250	424,350
Deutsche Boerse AG - ADR	73,115	554,943
Evercore Partners, Inc.	6,125	337,120
Legg Mason, Inc.	10,204	498,363
Navient Corp. (a)	7,400	116,920
Stifel Financial Corp. (a)	6,860	310,072
		2,241,768
Support Activities for Mining - 0.84%
C&J Energy Services, Inc. (a)	8,000	244,880
ConocoPhillips	7,725	617,537
Pioneer Energy Services Corp. (a)	7,040	111,936
Schlumberger Ltd. (b)	9,419	979,952
		1,954,305
Support Activities for Transportation - 0.15%
XPO Logistics, Inc. (a)	13,410	336,993
Telecommunications - 2.20%
AT&T, Inc.	12,035	426,881
Atlantic Tele-Network, Inc.	3,630	202,627
CenturyLink, Inc.	11,500	433,205
China Mobile Ltd. - ADR	9,390	460,673
j2 Global, Inc.	7,180	340,045
RigNet, Inc. (a)	8,290	393,112
SoftBank Corp. - ADR	20,800	756,080
Verizon Communications, Inc.	31,993	1,598,371
Vodafone Group PLC - ADR	14,181	496,478
		5,107,472
Transportation Equipment Manufacturing - 2.08%
Eaton Corp PLC	9,180	676,474
General Motors Co.	17,229	595,779
Honeywell International, Inc.	5,812	541,388
Lear Corp.	5,000	440,250
Lockheed Martin Corp.	3,150	515,498
Tenneco, Inc. (a)	8,070	514,463
The Boeing Co.	4,250	574,812
Toyota Motor Corp. - ADR	8,535	965,394
		4,824,058
Truck Transportation - 0.13%
Roadrunner Transportation Systems, Inc. (a)	11,460	299,335
Utilities - 1.42%
Calpine Corp. (a)	21,346	497,789
Cleco Corp.	6,600	343,398
Linde AG - ADR	54,655	1,140,103
NextEra Energy, Inc.	5,787	563,422
Northeast Utilities	10,389	471,661
NorthWestern Corp.	6,045	290,160
		3,306,533
Waste Management and Remediation Services - 0.14%
US Ecology, Inc.	6,520	322,088
Water Transportation - 0.32%
Kirby Corp. (a)	2,000	221,100
Royal Caribbean Cruises Ltd (b)	9,500	525,255
		746,355
Wireless Telecommunications Carriers - 0.25%
Partner Communications Co. Ltd. - ADR (a)	70,575	587,890
Wood Product Manufacturing - 0.12%
Boise Cascade Co. (a)	10,255	268,271
Total Common Stocks (Cost $133,456,727)		174,897,697

Exchange-Traded Funds - 19.40%
Guggenheim Frontier Markets ETF	54,500	918,325
iShares China Large-Cap ETF	19,050	701,993
iShares Global Energy ETF	29,550	1,379,985
iShares MSCI EAFE ETF	196,000	13,604,360

iShares MSCI Italy Capped ETF	67,200	1,188,096
iShares MSCI Spain Capped ETF	26,900	1,151,320
iShares MSCI United Kingdom Index ETF	52,300	1,136,479
iShares Russell 1000 Value ETF	114,800	11,336,500
iShares Russell 2000 ETF	20,300	2,291,058
SPDR S&P Emerging Markets SmallCap ETF	60,800	2,973,120
Vanguard FTSE Emerging Markets ETF	10,850	457,870
Vanguard FTSE European ETF	33,400	2,036,732
Vanguard FTSE Pacific ETF	74,900	4,564,406
Vanguard Total Stock Market ETF	13,700	1,364,794
Total Exchange-Traded Funds (Cost $34,991,252)		45,105,038

Preferred Stocks - 0.75%
Chemical Manufacturing - 0.42%
Henkel AG & Co KGaA (b)	8,535	983,829
Transportation Equipment Manufacturing - 0.33%
Volkswagen AG (b)	14,440	767,486
Total Preferred Stocks (Cost $1,526,722)		1,751,315

Real Estate Investment Trusts - 1.48%
DCT Industrial Trust, Inc.	40,460	320,443
DuPont Fabros Technology, Inc.	12,465	318,730
EastGroup Properties, Inc.	4,135	263,234
EPR Properties	6,465	348,593
Kite Realty Group Trust	45,600	283,176
LaSalle Hotel Properties	12,670	417,983
Public Storage	1,680	289,598
Ramco-Gershenson Properties Trust	15,685	260,371
Sovran Self Storage, Inc.	4,215	323,712
Weyerhaeuser Co.	19,468	611,685
Total Real Estate Investment Trusts (Cost $2,671,101)		3,437,525

Money Market Funds - 3.56%
Fidelity Institutional Money Market Funds - Government Portfolio	7,341,519	7,341,519
STIT - Treasury Portfolio	937,283	937,283
Total Money Market Funds (Cost $8,278,802)		8,278,802

Total Investments (Cost $180,924,604) - 100.43%		233,470,377
Liabilities in Excess of Other Assets - (0.43)%		(991,597)
Total Net Assets - 100.00%		$232,478,780

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The accompanying notes are an integral part of these schedule of investments.

The cost basis of investments for federal income tax purposes at May 31, 2014 was as follows*:

	Core Fixed Income Fund	Diversified Equity Fund
Cost of investments	$159,133,470	$180,924,604
Gross unrealized appreciation - Futures	13,238	-
Gross unrealized appreciation - Investments	4,269,945	54,559,695
Gross unrealized depreciation - Futures	(1,230)	-
Gross unrealized depreciation - Investments	(652,668)	(2,013,922)
Net unrealized appreciation	$3,629,285	$52,545,773

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Each of the PMC Funds (the “Funds”) represents a distinct series with its own investment objectives and policies within the Trust.  The investment objective of the Core Fixed Income Fund is to provide current income consistent with low volatility of principal.  The investment objective of the Diversified Equity Fund is long-term capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Core Fixed Income Fund became effective and commenced operations on September 28, 2007.  The Diversified Equity Fund became effective and commenced operations on August 26, 2009.  Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Envestnet Asset Management, Inc. (the “Adviser”), the Funds' investment adviser.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade.  If there was no sale on the applicable exchange or board of trade on such day, futures contacts are valued at the average of quoted bid and asked prices as of the close of such exchange or board of trade.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of May 31, 2014.

Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$15,036,994	$-	$15,036,994
Corporate Bonds	-	23,761,385	-	23,761,385
Foreign Corporate Bonds	-	15,378,153	-	15,378,153
Foreign Government Agency Issues	-	1,406,015	-	1,406,015
Foreign Government Notes/Bonds	-	1,635,884	-	1,635,884
Mortgage Backed Securities	-	32,314,856	-	32,314,856

Municipal Bonds	-	2,675,099	-	2,675,099
U.S. Government Agency Issues	-	12,605,976	-	12,605,976
U.S. Government Notes/Bonds	-	16,862,118	-	16,862,118
Total Fixed Income Securities	-	121,676,480	-	121,676,480
Exchange-Traded Funds	30,047,680	-	-	30,047,680
Money Market Funds	11,026,587	-	-	11,026,587
Total Investments in Securities	$41,074,267	$121,676,480	$-	$162,750,747

Liabilities:
Futures Contracts*	$-	$12,008	$-	$12,008

* Futures are derivative instruments reflected in the Schedule of Open Futures Contracts.  This amount represents net unrealized appreciation of $13,238 and unrealized depreciation of $1,230.

Diversified Equity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks	$174,279,168	$618,529	$-	$174,897,697
Exchange-Traded Funds	45,105,038	-	-	45,105,038
Preferred Stocks	1,751,315	-	-	1,751,315
Real Estate Investment Trust	3,437,525	-	-	3,437,525
Total Equity	224,573,046	618,529	-	225,191,575
Money Market Funds	8,278,802	-	-	8,278,802
Total Investments in Securities	$232,851,848	$618,529	$-	$233,470,377

The Fund recognizes transfers between levels as of the beginning of the fiscal year.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund's NAV is calculated (such as a significant surge or decline in the U.S. or other markets) could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  To the extent that such events are significant, a Fund will value foreign securities at fair value, taking into account such events in calculating the NAV.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time the NAV is calculated.  The Adviser anticipates that a Fund's portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Funds hold no Level 3 securities during the period ended May 31, 2014.

The Funds may use certain options, futures and forwards contracts (collectively, "Derivative Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The Diversified Equity Fund did not hold derivative instruments during the period ended May 31, 2014.

Core Fixed Income Fund
The Fund invested in derivative instruments such as purchased options, written options, futures and forward contracts during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2014 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Interest Rate Contracts - Futures	Assets- Unrealized appreciation*	$11,200	Assets- Unrealized depreciation*	(296)
Foreign Exchange Contracts - Futures	Assets- Unrealized appreciation*	2,038	Assets- Unrealized depreciation*	(934)
Total		$13,238		$(1,230)

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Open Futures and Forward Contracts.  Only the current days variation margin is reflected in the Statement of Assets and Liabilities.

The effect of derivative instruments on income for the period September 1, 2013 through May 31, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures		Total
Interest Rate Contracts	$(236,960)	$-	$(236,960)
Foreign Exchange Contracts	29,010	-	29,010
Total	$(207,950)	$-	$(207,950)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures		Total
Interest Rate Contracts	$3,640	$-	$3,640
Foreign Exchange Contracts	(15,213)	-	(15,213)
Total	$(11,573)	$-	$(11,573)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
  John Buckel,  President

Date     July 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ John Buckel
  John Buckel,  President

Date     July 16, 2014

By (Signature and Title)*/s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date     July 16, 2014

* Print the name and title of each signing officer under his or her signature.